UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7149

Smith Barney Oregon Municipals Fund
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.Smith
Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
    (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: April 30
Date of reporting period: October 31, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY OREGON MUNICIPALS FUND CLASSIC SERIES | SEMI-ANNUAL REPORT | OCTOBER 31, 2004

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

WHAT’S INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

For the first time in four years, the Federal Reserve Board’s (“Fed”)[i] monetary policymaking committee raised its federal funds rate[i][i] target from a four-decade low of 1% to 1.25% at the end of June. Higher rates can help slow a potential acceleration of economic growth and thereby help maintain a balance between that growth and the inflation that can generally accompany it. The increase marked a significant reversal from the Fed’s monetary policy position from June 2003, when it last slashed its rate target following a long series of accommodative rate cuts.

The Fed again raised its fed funds target by 0.25% in both August and September to 1.75%. Given that bond prices had already factored in rate hikes to a significant extent, and coupling this with a lack of inflationary pressures, bond prices held up and actually rose during the third quarter. In September and October, the bond market benefited from falling stock and rising oil prices, which encouraged investors to reallocate capital into fixed-income securities.

During the six months, the economy continued to grow at a moderate rate yet more robust pace versus early 2003.[i]ii After generating surprisingly strong results in March and April, labor market growthiv tapered off earlier in the period.[v] Despite a resurgence in inflation earlier this year, results in the latter part of the period were benign.

After the period ended, yields on bonds rose as their prices dropped in reaction to an employment report issued in November that yielded surprisingly robust labor market results for October.iv The Fed subsequently raised its fed funds rate target an additional 0.25% to 2.00% on November 10th noting in its statement, “Output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved. Inflation and longer-term inflation expectations remain well contained.” The monetary policymaking committee retained wording from its previous statements stating its stance that policy accommodation can be removed “at a pace that is likely to be measured.”[i]

1 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Over the six-month period, the Lehman Brothers Oregon Municipal Bond Indexvi returned 4.34%, slightly below that of the broader-based Lehman Brothers Municipal Bond Index’svii return of 4.79% for the period. Although the fund’s lower-durationviii approach limited its ability to completely participate in the market’s upside moves, this more defensive approach to interest rate risk resulted in a smoother ride for investors who held the fund over the period in comparison to longer-duration portfolios.

While rising interest rates are generally troublesome for longer-term fixed income securities, since bond prices decline as rates are expected to rise, rising rates result in higher levels of income on new bonds issued in the future. In the recent market and rate environment, the fund’s manager believes that his cautious approach to managing interest rate risk is more prudent than a longer-duration strategy. The portfolio manager has maintained a focus on targeting issues with competitive coupons in a diverse cross-section of market segments that the manager perceives as offering favorable prospects on a risk/reward basis.

PERFORMANCE SNAPSHOT AS OF OCTOBER 31, 2004 (excluding sales charges)
6 Months
Class A Shares—Oregon Municipals Fund	2.17%
Lehman Brothers Municipal Bond Index	4.79%
Lipper Oregon Municipal Debt Funds Category Average	3.69%
30 Day SEC Yield	4.16%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

The fund yields reflect voluntary fee waivers, which may be reduced or terminated at any time. In the absence of fee waivers, the fund’s yield would have been 4.01%.

Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 1.81% and Class C shares returned 1.88% over the six months ended October 31, 2004.

2 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Performance Review

For the six-months ended October 31, 2004, Class A shares of the Smith Barney Oregon Municipals Fund, excluding sales charges, returned 2.17%. In comparison, the unmanagedbroad-based Lehman Brothers Municipal Bond Index,vii returned 4.79% for the same period. The Lipper Oregon municipal debt funds category average[1] was 3.69%.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Information About Your Fund

As you may be aware several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management (“CAM”) disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to CAM’s entry into the transfer agency business during 1997-1999. Citigroup has disclosed that the Staff of the SEC is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of its internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended October 31, 2004, calculated among the 23 funds in the fund’s Lipper category, including the reinvestment of dividends and capital gains, if any, and excluding sales charges.

3 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 12, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the fund’s share price. Lower-rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher-rated obligations. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the fund’s losses from events affecting a particular issuer. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Source: U.S. Federal Reserve Board. The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
[i]i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
[i]ii	Source: Commerce Department (Bureau of Economic Analysis). Refers to quarterly growth of Gross Domestic Product (“GDP”). GDP is a market value of goods and services produced by labor and property in a given country.
iv	Source: Bureau of Labor Statistics based upon the growth of non-farm payroll jobs.
[v]	Sources: Lehman Brothers. Inflation data based upon Consumer Price Index/deflation data.
vi	The Lehman Brothers Oregon Municipal Bond Index is a broad measure of the Oregon municipal bond market with an overall average maturity of approximately three years.
vii	The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with an overall average maturity of approximately three years.
viii	Duration is a common gauge of the price sensitivity of a fixed-income asset or portfolio to a change in interest rates.

4 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Fund at a Glance (unaudited) Investment Breakdown

5 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2004 and held for the six months ended October 31, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)

Class A	2.17%	$1,000.00	$1,021.70	0.75%	$3.82

Class B	1.81	1,000.00	1,018.10	1.32	6.71

Class C	1.88	1,000.00	1,018.80	1.30	6.62

(1)	For the six months ended October 31, 2004.
(2)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)
Expenses (net of voluntary waiver) are equal to each class’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year then divided by 365.

6 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)

Class A	5.00%	$1,000.00	$1,021.42	0.75%	$3.82

Class B	5.00	1,000.00	1,018.55	1.32	6.72

Class C	5.00	1,000.00	1,018.65	1.30	6.61

(1)	For the six months ended October 31, 2004.
(2)
Expenses (net of voluntary waiver) are equal to each class’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

7 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited)	October 31, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Education — 12.6%
$850,000	AA	Forest Grove, Campus Improvement & Refunding Revenue,
		Pacific University, Radian-Insured, 6.300% due 5/1/25	$967,113
600,000	BBB+	Multnomah County, Educational Facilities Revenue, (University
		of Portland Project), 6.000% due 4/1/25	646,650
500,000	AAA	Oregon State Department of Administrative Services, COP,
		Series A, AMBAC-Insured, (Pre-Refunded — Escrowed
		with state and local government and FNMA securities
		to 5/1/10 Call @ 101), 6.250% due 5/1/17 †	590,455
1,240,000	AAA	Oregon State Facility Authority Revenue, (Willamette University
		Project), Series A, FGIC-Insured, 5.000%, 10/1/34 (b)	1,285,074
		Oregon State Health, Housing, Educational & Cultural Facilities
		Authority, Series A:
1,000,000	Baa1*	Linfield College Project, 6.625% due 10/1/20 (b)	1,126,280
430,000	NR	Oak Tree Foundation Project, (Pre-Refunded with REFCORP
		and U.S. Treasury Obligation to 5/1/05 Call @ 101),
		6.100% due 5/1/15	443,278
		Western States Chiropractic, ACA-Insured:
785,000	A	6.350% due 12/1/20	855,642
545,000	A	6.350% due 12/1/25	587,112
500,000	A	University of the Virgin Islands, Refunding & Improvement Bonds,
		Series A, ACA-Insured, 6.250% due 12/1/29	554,270

			7,055,874

Finance — 3.0%
1,000,000	BBB	Virgin Islands, Public Finance Authority Revenue, Series A:
		Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24 (b)	1,143,430
500,000	A	Sr. Lien, ACA/CBI-Insured, 5.500% due 10/1/18	528,375

			1,671,805

General Obligation — 24.7%
		Clackamas County GO:
500,000	AA-	Canby School District No. 86, School Board Guaranty,
		(Pre-Refunded — Escrowed with state and local government
		securities to 6/15/10 Call @ 100), 5.250% due 6/15/20	562,135
500,000	Aaa*	Lake Oswego School District No. 7J, MBIA-Insured,
		5.000% due 6/1/26	518,980
300,000	Aaa*	Deschutes County GO, Administrative School District No. 1,
		Series A, FSA-School Board Guaranty, 5.500% due 6/15/18	336,093
500,000	AAA	Jackson County GO, Central Point School District No. 6, FGIC-
		School Board Guaranty, (Pre-Refunded — Escrowed with state
		and local government securities to 6/15/10 Call @ 100),
		5.250% due 6/15/20	562,135
500,000	AAA	Jefferson County GO, School District No. 509J, FGIC-School Board
		Guaranty, 5.250% due 6/15/16	558,750

See Notes to Financial Statements.

8 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

General Obligation — 24.7% (continued)
		Lane County GO:
$500,000	AAA	Bethel School District No. 52, FGIC-Insured,
		(Call 12/1/06 @ 100), 6.400% due 12/1/09 (c)	$544,545
2,000,000	Aaa*	Eugene School District No. 4J, FSA-Insured,
		5.000% due 7/1/17 (b)	2,163,660
500,000	Aaa*	Multnomah-Clackamas Counties GO, Centennial School District
		No. 28-302, FGIC-School Board Guaranty, 5.000% due 6/15/21	531,185
500,000	AA-	Multnomah County GO, Reynolds School District No. 7, School
		Board Guaranty, 5.125% due 6/15/20	536,300
500,000	NR	Northern Mariana Islands Commonwealth GO, Series A,
		7.375% due 6/1/30	523,245
285,000	AA	Oregon State GO, Veterans Welfare, Series 80A,
		5.700% due 10/1/32	297,455
		Puerto Rico Commonwealth GO:
1,000,000	AAA	Public Improvement, Series A, XLCA-Insured,
		5.500%, 7/1/17 (b)	1,176,160
1,500,000	AAA	RITES-PA 931, XLCA-Insured, 8.383% due 7/1/17 (b)(d)	2,028,480
500,000	AAA	Tillamook County GO, School District No. 9, FSA-School Board
		Guaranty, 5.250% due 6/15/22	545,810
1,135,000	Aaa*	Washington, Multnomah & Yamhill Counties GO, School
		District No. 1J, MBIA-Insured, 5.125% due 6/1/17	1,227,945
		Washington County GO:
1,000,000	AAA	Beaverton School District No. 48J, Series A, FSA-Insured,
		5.000% due 6/1/14	1,128,960
500,000	Aaa*	Forest Grove School District No. 15, FSA-School Board
		Guaranty, 5.000% due 6/15/21	529,690

			13,771,528

Hospitals — 17.0%
		Clackamas County Hospital Facility Authority Revenue:
500,000	AA	Gross-Williamette Falls Hospital Project, Radian-Insured,
		5.500% due 4/1/22	544,330
		Legacy Health System:
500,000	AA	5.750% due 5/1/16	552,570
1,000,000	AA	5.250% due 5/1/21	1,048,560
1,000,000	Baa2*	Williamette Falls Hospital Project, 6.000% due 4/1/19	1,047,540
1,000,000	AA	Hillsboro Hospital Facility Authority Revenue, (Tuality Healthcare
		Project), Radian-Insured, 5.375% due 10/1/31	1,050,230
1,000,000	BBB	Klamath Falls, Inter-Community Hospital Authority Revenue,
		(Merle West Medical Center Project), 6.250% due 9/1/31 (b)	1,057,530
500,000	AA	Multnomah County Hospital Facility Authority Revenue,
		Providence Health System, 5.250% due 10/1/24	525,615
1,000,000	BBB-	Puerto Rico Industrial, Tourist, Educational, Medical &
		Environmental Control Facility, (Ryder Memorial Hospital
		Project), Series A, 6.700% due 5/1/24	1,011,420

See Notes to Financial Statements.

9 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Hospitals — 17.0% (continued)
		Umatilla County Hospital Facility Authority Revenue,
		Catholic Health Initiatives, Series A:
$1,000,000	AA	5.750% due 12/1/20 (b)	$1,064,240
500,000	AA	5.500% due 3/1/22	528,930
1,000,000	AA	5.000% due 5/1/22	1,048,530

			9,479,495

Housing: Multi-Family — 7.7%
470,000	NR	Multi-Family Housing Revenue Bond Pass-Through Certificates
		Beneficial Ownership, Pacific Tower Apartments,
		Series 6, 6.050% due 11/1/34 (e)	456,093
185,000	A+	Oregon State Housing & Community Services Department,
		Housing Finance Revenue, Assisted or Insured Multi-Unit,
		Series A, FHA-Insured, 6.800% due 7/1/13	185,150
		Portland Housing Authority, Multi-Family Revenue:
500,000	Aaa*	Cherry Blossom Apartments, Series A, GNMA-Collateralized,
		6.100% due 12/20/26 (e)	526,225
850,000	Aa2*	Cherry Ridge Project, LOC-U.S. Bank Trust N.A.,
		6.250% due 5/1/12 (e)	858,100
		Washington County Housing Authority, Multi-Family Revenue:
1,000,000	NR	Affordable Housing Pool, Series A, 6.125% due 7/1/29	1,028,530
1,000,000	Aa3*	Bethany Meadows Project, LOC-U.S. Bank N.A.,
		6.250% due 8/1/13 (e)	1,033,210
220,000	AAA	Terrace View Project, FNMA-Collateralized,
		5.500% due 12/1/17 (e)	228,162

			4,315,470

Housing: Single-Family — 1.7%
450,000	Aa2*	Oregon State Housing & Community Services Department,
		Mortgage Revenue, Single-Family Mortgage Program,
		Series F, 5.550% due 7/1/30	461,273
295,000	AAA	Puerto Rico Housing Bank & Finance Agency, Single-Family
		Mortgage Revenue, Affordable Housing Mortgage-Portfolio I,
		GNMA/FNMA/FHLMC-Collateralized, 6.250% due 4/1/29 (e)	302,502
185,000	AAA	Virgin Islands HFA, Single-Family Revenue, GNMA
		Mortgage-Backed Securities Program, Series A,
		GNMA-Collateralized, 6.450% due 3/1/16 (e)	189,453

			953,228

Industrial Development — 1.8%
1,000,000	BB+	Oregon State EDR, Georgia-Pacific Corp., Series CLVII,
		6.350% due 8/1/25 (e)	1,006,160

Life Care Systems — 6.4%
		Clackamas County, Hospital Facility Authority Revenue:
2,000,000	NR	Mary’s Woods at Marylhurst Inc., Sr. Living Facility, Series A,
		6.625% due 5/15/29 (b)	2,088,620

See Notes to Financial Statements.

10 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Life Care Systems — 6.4% (continued)
$500,000	NR	Robison Jewish Home Project, 6.250% due 10/1/28	$503,265
1,000,000	NR	Yamhill County Hospital Authority, Friendsview Retirement
		Community, 7.00% due 12/1/34	999,300

			3,591,185

Miscellaneous — 3.5%
300,000	NR	Lebanon Urban Renewal Agency, 5.500% due 6/1/14	325,431
		Oregon State Department of Administrative Services Lottery
		Revenue, Series B, FSA-Insured,
1,000,000	AAA	5.000% due 4/1/18 (b)	1,092,510
500,000	AAA	5.000% due 4/1/19	547,500

			1,965,441

Public Facilities — 1.0%
500,000	AAA	Oregon State Bond Bank Revenue, Economic & Community
		Development Department, Series B, MBIA-Insured,
		5.500% due 1/1/26	537,940

Solid Waste — 3.8%
1,975,000	NR	Wasco County Solid Waste Disposal Revenue,
		(Waste Connections Inc. Project), 7.250% due 3/1/21(b)(e)	2,121,683

Transportation — 11.7%
		Oregon State Department of Transportation, Highway User Tax
		Revenue:
500,000	AA+	5.375% due 11/15/20	549,730
		Series A:
1,000,000	AA+	Call 11/15/12 @ 100, 5.500% due 11/15/18 (b)(c)	1,162,550
1,000,000	AA+	5.500% due 11/15/20 (b)	1,129,280
1,000,000	AAA	Port of Portland Airport Revenue, Portland International Airport,
		Series B, AMBAC-Insured, 5.500% due 7/1/18 (b)(e)	1,072,790
800,000	A-1+	Port of Portland Special Obligation Revenue, (Horizon Air
		Industries, Inc. Project), LOC-Bank of America N.A.,
		1.760% due 6/15/27 (e)(f)	800,000
945,000	A	Puerto Rico Commonwealth Highway & Transportation Authority
		Revenue, Series H, 5.000% due 7/1/28	967,623
500,000	CCC	Puerto Rico Port Authority Revenue, Special Facilities,
		American Airlines Inc., Series A, 6.250% due 6/1/26 (e)	309,030
500,000	AA+	Tri-County Metropolitan Transportation District Revenue,
		Series A, 5.375% due 8/1/20	546,200

			6,537,203

Utilities — 0.2%
100,000	NR	Western Generation Agency, Cogeneration Project Revenue,
		(Wauna Cogeneration Project), Series B, 7.250% due 1/1/09 (e)	101,276

See Notes to Financial Statements.

11 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	October 31, 2004

FACE AMOUNT	RATING(a) SECURITY		VALUE

Water and Sewer — 5.1%
$360,000	AA-	Clackamas County, Service District No. 1, Sewer Revenue,
		(Pre-Refunded — Escrowed with state and local government
		securities to 10/1/06 Call @ 100), 6.375% due 10/1/14	$389,804
500,000	AAA	Eugene Water Revenue, Utility System, FSA-Insured,
		5.875% due 8/1/30	561,835
1,000,000	AAA	Klamath Falls Wastewater Revenue, AMBAC-Insured,
		5.500% due 6/1/25 (b)	1,082,600
600,000	Aa1*	Port of Umatilla Water Revenue, LOC-Bank of America N.A.,
		6.650% due 8/1/22 (e)	607,788
165,000	AAA	Puerto Rico Commonwealth, Aqueduct & Sewer Authority
		Revenue, 10.250% due 7/1/09 (g)	201,726

			2,843,753

		TOTAL INVESTMENTS — 100.2%
		(Cost — $52,589,269**)	55,952,041
		Liabilities in Excess of Other Assets — (0.2)%	(119,658)

		NET ASSETS — 100.0%	$55,832,383

(a)	All ratings are by Standard & Poor’s Ratings Service, except those identified by an asterisk (*), which are rated by Moody’s Investors Services.
(b)	All or portion of this security is segregated for open futures contracts.
(c)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.
(d)	Inverse floating rate security-coupon varies inversely with level of short term tax exempt interest rates.
(e)	Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.
(f)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(g)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.
†	All or portion of this security is held as collateral for open futures contracts.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 13 to 14 for definitions of ratings and certain abbreviations.

See Notes to Financial Statements.

12 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A	—
Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—
Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C	—
Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—
Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—
Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—
Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—
Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

B	—
Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR	—	Indicates that the Bond is not rated by Standard & Poor’s or Moody’s.

13 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Short-Term Security Ratings (unaudited)

SP-1	—
Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—
Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

Abbreviations* (unaudited)

ABAG	—	Association of Bay Area	GO	—	General Obligation
		Governments	HDC	—	Housing Development
ACA	—	American Capital Assurance			Corporation
AIG	—	American International Guaranty	HFA	—	Housing Finance Authority
AMBAC	—	Ambac Assurance Corporation	IDA	—	Industrial Development
BAN	—	Bond Anticipation Notes			Authority
BIG	—	Bond Investors Guaranty	IDB	—	Industrial Development Board
CBI	—	Certificate of Bond Insurance	IDR	—	Industrial Development Revenue
CGIC	—	Capital Guaranty Insurance	INFLOS	—	Inverse Floaters
		Company	ISD	—	Independent School District
CHFCLI	—	California Health Facility	LOC	—	Letter of Credit
		Construction Loan Insurance	MBIA	—	Municipal Bond Investors
CONNIE					Assurance Corporation
LEE	—	College Construction Loan	MFH	—	Multi-Family Housing
		Insurance Association	MVRICS	—	Municipal Variable Rate Inverse
COP	—	Certificate of Participation			Coupon Security
EDA	—	Economic Development	PCR	—	Pollution Control Revenue
		Authority	PSF	—	Permanent School Fund
EDR	—	Economic Development	RAN	—	Revenue Anticipation Notes
		Revenue	REFORP	—	Refinance Corp.
ETM	—	Escrowed To Maturity	RIBS	—	Residual Interest Bonds
FGIC	—	Financial Guaranty Insurance	RITES	—	Residual Interest Tax-Exempt
		Company			Securities
FHA	—	Federal Housing Administration	TAN	—	Tax Anticipation Notes
FHLMC	—	Federal Home Loan Mortgage	TECP	—	Tax-Exempt Commercial Paper
		Corporation	TOB	—	Tender Option Bonds
FLAIRS	—	Floating Adjustable Interest Rate	TRAN	—	Tax and Revenue Anticipation
		Securities			Notes
FNMA	—	Federal National Mortgage	SYCC	—	Structured Yield Curve
		Association			Certificate
FRTC	—	Floating Rate Trust Certificates	VA	—	Veterans Administration
FSA	—	Financing Security Assurance	VRDD	—	Variable Rate Daily Demand
GIC	—	Guaranteed Investment Contract	VRWE	—	Variable Rate Wednesday
GNMA	—	Government National Mortgage			Demand
		Association	XLCA	—	XL Capital Assurance Inc.

____________
* Abbreviations may or may not appear in the schedule of investments.

14 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	October 31, 2004

ASSETS:
Investments, at value (Cost — $52,589,269)	$55,952,041
Cash	146,860
Interest receivable	926,297
Receivable for Fund shares sold	131,803
Receivable for securities sold	5,093
Prepaid expenses	1,337

Total Assets	57,163,431

LIABILITIES:
Payable for investments purchased	1,049,910
Payable to broker — variation margin	103,125
Dividends payable	81,646
Payable for Fund shares purchased	17,611
Investment advisory fee payable	9,953
Deferred compensation payable	6,903
Administration fee payable	6,635
Distribution fees payable	6,204
Accrued expenses	49,061

Total Liabilities	1,331,048

Total Net Assets	$55,832,383

NET ASSETS:
Par value of capital shares ($0.001 par value, unlimited shares authorized)	$5,247
Capital paid in excess of par value	54,577,489
Undistributed net investment income	36,579
Accumulated net investment loss from security transactions and futures contracts	(1,505,174)
Net unrealized appreciation of investments and futures contracts	2,718,242

Total Net Assets	$55,832,383

Shares Outstanding
Class A	2,703,112

Class B	1,098,648

Class C	1,445,233

Net Asset Value
Class A (and redemption price)	$10.67

Class B*	$10.60

Class C*	$10.62

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 4.00%)	$11.11

*	Redemption price is NAV of Class B and C shares reduced by 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payments. (See Note 2).

See Notes to Financial Statements.

15 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Statement of Operations (unaudited) For the Six Months Ended October 31, 2004

INVESTMENT INCOME:
Interest	$1,460,983

EXPENSES:
Distribution plan fees (Notes 2 and 4)	110,656
Investment advisory fee (Note 2)	82,633
Administration fee (Note 2)	55,088
Audit and legal	27,048
Shareholder communications (Note 4)	20,424
Custody	11,224
Transfer agency services (Notes 2 and 4)	9,016
Trustees’fees	6,624
Registration fees	1,288
Other expenses	2,392

Total Expenses	326,393
Less: Investment advisory and administration fee waivers (Notes 2 and 8)	(45,556)

Net Expenses	280,837

Net Investment Income	1,180,146

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	123,969
Futures contracts	(110,247)

Net Realized Gain	13,722

Net Decrease in Unrealized Appreciation of Investments and Futures Contracts	(89,237)

Net Loss on Investments and Futures Contracts	(75,515)

Increase in Net Assets From Operations	$1,104,631

See Notes to Financial Statements.

16 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended October 31, 2004 (unaudited) and the Year Ended April 30, 2004

	October 31	April 30

OPERATIONS:
Net investment income	$1,180,146	$2,445,115
Net realized gain (loss)	13,722	(138,114)
Net increase (decrease) in unrealized appreciation	(89,237)	50,659

Increase in Net Assets From Operations	1,104,631	2,357,660

DIVIDENDS TO SHAREHOLDERS
FROM (NOTE 5):
Net investment income	(1,209,472)	(2,389,110)

Decrease in Net Assets From
Dividends to Shareholders	(1,209,472)	(2,389,110)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	7,267,277	7,097,910
Net asset value of shares issued for reinvestment
of dividends	722,846	1,426,138
Cost of shares reacquired	(4,820,154)	(9,832,724)

Increase (Decrease) in Net Assets From
Fund Share Transactions	3,169,969	(1,308,676)

Increase (Decrease) in Net Assets	3,065,128	(1,340,126)
NET ASSETS:
Beginning of period	52,767,255	54,107,381

End of period*	$55,832,383	$52,767,255

* Includes undistributed net investment income of:	$36,579	$65,905

See Notes to Financial Statements.

17 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Financial Highlights (unaudited) For a share of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:

Class A Shares(1)	2004(2)	2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$10.69	$10.70	$10.57	$10.33	$10.02	$10.87

Income (Loss)
From Operations:
Net investment income	0.24	0.52	0.52	0.53 (3)	0.54	0.51
Net realized and unrealized
gain (loss)	(0.01)	(0.02)	0.13	0.25 (3)	0.31	(0.84)

Total Income (Loss)
From Operations	0.23	0.50	0.65	0.78	0.85	(0.33)

Less Dividends and
Distributions From:
Net investment income	(0.25)	(0.51)	(0.51)	(0.54)	(0.54)	(0.50)
Net realized gains	—	—	—	—	—	(0.02)
In excess of net investment income	—	—	(0.01)	—	—	—

Total Dividends and Distributions	(0.25)	(0.51)	(0.52)	(0.54)	(0.54)	(0.52)

Net Asset Value,
End of Period	$10.67	$10.69	$10.70	$10.57	$10.33	$10.02

Total Return(4)	2.17%‡	4.74%	6.29%	7.67%	8.62%	(3.01)%

Net Assets,
End of Period (000s)	$28,832	$28,041	$27,820	$24,163	$16,657	$14,272

Ratios to Average
Net Assets:
Expenses(5)	0.75%†	0.74%	0.81%	0.77%	0.82%	0.83%
Net investment income	4.55 †	4.82	4.85	4.98 (3)	5.23	5.02

Portfolio Turnover Rate	5%	14%	19%	20%	35%	81%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended October 31, 2004 (unaudited).
(3)
Effective May 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended April 30, 2002, the ratio of net investment income to average net assets would have been 4.99%. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net invest-ment income and net realized and unrealized gain was less than $0.01.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(5)
The investment adviser and administrator waived all or portion of its management fees for the six months ended October 31, 2004 and for each of the years ended April 30, 2004, 2003, 2002, 2001 and 2000. If such fees were not waived, the actual expense ratio for Class A would have been 0.92% annualized, 0.89%, 0.96%, 0.92%, 0.97% and 0.98% for the six months ended October 31, 2004 and each of the years ended April 30, 2004, 2003, 2002, 2001 and 2000, respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

18 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Financial Highlights (unaudited) (continued) For a share of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:

Class B Shares(1)	2004(2)	2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$10.63	$10.63	$10.52	$10.29	$10.00	$10.85

Income (Loss)
From Operations:
Net investment income	0.21	0.46	0.45	0.47 (3)	0.48	0.46
Net realized and unrealized gain (loss)	(0.02)	(0.01)	0.12	0.26 (3)	0.31	(0.84)

Total Income (Loss)
From Operations	0.19	0.45	0.57	0.73	0.79	(0.38)

Less Dividends and
Distributions From:
Net investment income	(0.22)	(0.45)	(0.45)	(0.50)	(0.50)	(0.45)
Net realized gains	—	—	—	—	—	(0.02)
In excess of net investment
income	—	—	(0.01)	—	—	—

Total Dividends and Distributions	(0.22)	(0.45)	(0.46)	(0.50)	(0.50)	(0.47)

Net Asset Value,
End of Period	$10.60	$10.63	$10.63	$10.52	$10.29	$10.00

Total Return(4)	1.81%‡	4.25%	5.53%	7.21%	8.06%	(3.52)%

Net Assets,
End of Period (000s)	$11,651	$13,057	$15,718	$17,014	$16,572	$16,199

Ratios to Average
Net Assets:
Expenses(5)	1.32%†	1.27%	1.39%	1.29%	1.35%	1.35%
Net investment income	3.97 †	4.29	4.26	4.46 (3)	4.72	4.49

Portfolio Turnover Rate	5%	14%	19%	20%	35%	81%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended October 31, 2004 (unaudited).
(3)
Effective May 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended April 30, 2002, the ratio of net investment income to average net assets would have been 4.47%. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(5)
The investment adviser and administrator waived all or portion of its management fees for the six months ended October 31, 2004 and for each of the years ended April 30, 2004, 2003, 2002, 2001 and 2000. If such fees were not waived, the actual expense ratio for Class B would have been 1.49% annualized, 1.42%, 1.54%, 1.44%, 1.49% and 1.49% for the six months ended October 31, 2004 and each of the years ended April 30, 2004, 2003, 2002, 2001 and 2000, respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

19 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Financial Highlights (unaudited) (continued) For a share of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:

Class C Shares(1)	2004(2)	2004	2003	2002	2001	2000

Net Asset Value,
Beginning of Period	$10.64	$10.65	$10.53	$10.31	$10.01	$10.86

Income (Loss)
From Operations:
Net investment income	0.21	0.45	0.46	0.46 (3)	0.48	0.46
Net realized and unrealized
gain (loss)	(0.01)	(0.01)	0.12	0.26 (3)	0.32	(0.84)

Total Income (Loss)
From Operations	0.20	0.44	0.58	0.72	0.80	(0.38)

Less Dividends and
Distributions From:
Net investment income	(0.22)	(0.45)	(0.45)	(0.50)	(0.50)	(0.45)
Net realized gains	—	—	—	—	—	(0.02)
In excess of net investment
income	—	—	(0.01)	—	—	—

Total Dividends and Distributions	(0.22)	(0.45)	(0.46)	(0.50)	(0.50)	(0.47)

Net Asset Value,
End of Period	$10.62	$10.64	$10.65	$10.53	$10.31	$10.01

Total Return(4)	1.88%‡	4.15%	5.57%	7.05%	8.10%	(3.55)%

Net Assets,
End of Period (000s)	$15,349	$11,669	$10,569	$6,001	$3,724	$2,997

Ratios to Average
Net Assets:
Expenses(5)	1.30%†	1.33%	1.39%	1.35%	1.39%	1.39%
Net investment income	4.01 †	4.23	4.28	4.39 (3)	4.67	4.46

Portfolio Turnover Rate	5%	14%	19%	20%	35%	81%

(1)	Per share amounts have been calculated using the monthly average shares method.
(2)	For the six months ended October 31, 2004 (unaudited).
(3)
Effective May 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended April 30, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.47, $0.25 and 4.40%, respectively. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(4)
Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(5)
The investment adviser and administrator waived all or portion of its management fees for the six months ended October 31, 2004 and for each of the years ended April 30, 2004, 2003, 2002, 2001 and 2000. If such fees were not waived, the actual expense ratio for Class C would have been 1.47% annualized, 1.48%, 1.54%, 1.50%, 1.54% and 1.53% for the six months ended October 31, 2004 and each of the years ended April 30, 2004, 2003, 2002, 2001 and 2000, respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

20 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Oregon Municipals Fund (“Fund”), a Massachussets business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the investments hedged. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

21 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(c) Investment Transactions and Investment Income.  Security transactions are accounted for on trade date. Interest income adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Gains or losses on the sale of securities are calculated by using the specific identification method.

(d) Dividends and Distributions to Shareholders.  Dividends and distributions to shareholders are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. It is the Fund’s policy to distribute dividends monthly. Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

(e) Fund Concentration.  Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon.

(f) Class Accounting.  Class specific expenses are charged to each class; investment advisory, administration fees, general fund expenses, income, gains and/or losses are allocated on the basis of relative net assets of each class or on another reasonable basis.

(g) Federal and Other Taxes.  It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law a withholding tax may be imposed on interest, dividends, and capital gain at various rates.

22 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.  Investment Advisory Agreement, Administration Agreement and Affiliated Transactions

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup’’), acts as investment adviser to the Fund. The Fund pays SBFM an investment advisory fee calculated at an annual rate of 0.30% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly. SBFM waived $29,029 of its investment advisory fee for the six months ended October 31, 2004.

SBFM also acts as the Fund’s administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund’s average daily net assets up to $500 million and 0.18% of the Fund’s average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly. SBFM waived $16,527 of its administration fee for the six months ended October 31, 2004.

Citicorp Trust Bank, fsb. (“CTB’’), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC’’) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended October 31, 2004, the Fund paid transfer agent fees of $6,323 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

There is a maximum sales charge of 4.00% for Class A shares. There is a contingent deferred sales charge (“CDSC’’) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

23 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

For the six months ended October 31, 2004, CGM received sales charges of approximately $26,000 on sales of the Fund’s Class A shares. In addition, for the six months ended October 31, 2004, CDSCs paid to CGM were approximately $10,000 for Class B shares.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates and do not receive compensation from the Fund.

3.  Investments

During the six months ended October 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$6,666,694

Sales	2,566,295

At October 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,562,477
Gross unrealized depreciation	(199,705)

Net unrealized appreciation	$3,362,772

At October 31, 2004, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss

To Sell:
U.S. Treasury Bonds	150	12/04	$16,432,032	$17,076,562	$(644,530)

4.  Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the fund pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at an annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. For the six months ended October 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

24 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Class A	Class B	Class C

Rule 12b-1 Distribution Plan Fees	$21,561	$40,279	$48,816

For the six months ended October 31, 2004, total Transfer Agency Service expenses were as follows:

	Class A	Class B	Class C

Transfer Agency Service Expenses	$3,864	$3,128	$2,024

For the six months ended October 31, 2004, total Shareholder Communication expenses were as follows:

	Class A	Class B	Class C

Shareholder Communication Expenses	$9,016	$6,992	$4,416

5. Dividends Paid to Shareholders by Class

	Six Months Ended October 31, 2004	Year Ended April 30, 2004

Class A
Net investment income	$667,262	$1,332,160

Total	$667,262	$1,332,160

Class B
Net investment income	$253,618	$598,268

Total	$253,618	$598,268

Class C
Net investment income	$288,592	$458,682

Total	$288,592	$458,682

6.  Shares of Beneficial Interest

At October 31, 2004, the Fund had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

25 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued) Transactions in shares of each class were as follows:

	Six Months Ended October 31, 2004		Year Ended April 30, 2004

	Shares	Amount	Shares	Amount

Class A
Shares sold	241,305	$2,570,069	353,925	$3,820,603
Shares issued on reinvestment	35,831	381,108	73,132	787,878
Shares reacquired	(197,688)	(2,105,323)	(404,533)	(4,370,388)

Net Increase	79,448	$845,854	22,524	$238,093

Class B
Shares sold	9,194	$97,705	81,417	$875,212
Shares issued on reinvestment	12,904	136,441	31,973	342,497
Shares reacquired	(151,846)	(1,607,604)	(363,261)	(3,887,510)

Net Decrease	(129,748)	$(1,373,458)	(249,871)	$(2,669,801)

Class C
Shares sold	433,796	$4,599,503	223,427	$2,402,095
Shares issued on reinvestment	19,387	205,297	27,569	295,763
Shares reacquired	(104,493)	(1,107,227)	(146,661)	(1,574,826)

Net Increase	348,690	$3,697,573	104,335	$1,123,032

7.  Capital Loss Carryforward

At April 30, 2004, the Fund had a net capital loss carryforward of approximately $871,000 of which $279,000 expires in 2008, $238,000 expires in 2009, $345,000 expires in 2011 and $9,000 expires in 2012. This amount will be available to offset like amounts of any future taxable gains.

8.  Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (SEC) has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (CTB), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and the other two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

26 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM ’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds. As previously disclosed, CAM has already agreed to pay the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

9.  Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund, and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for

27 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

steering clients towards proprietary funds.The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar cause of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

28 Smith Barney Oregon Municipals Fund | 2004 Semi-Annual Report

SMITH BARNEY
OREGON MUNICIPALS FUND

TRUSTEES	INVESTMENT
Dwight B. Crane	ADVISER
Burt N. Dorsett	Smith Barney Fund
R. Jay Gerken, CFA	Management LLC
Chairman
Elliott S. Jaffe
Stephen E. Kaufman	DISTRIBUTOR
Joseph J. McCann	Citigroup Global Markets Inc.
Cornelius C. Rose, Jr.

CUSTODIAN
OFFICERS	State Street Bank and
R. Jay Gerken, CFA	Trust Company
President and Chief
Executive Officer
TRANSFER AGENT
Andrew B. Shoup	Citicorp Trust Bank, fsb.
Senior Vice President and	125 Broad Street, 11th Floor
Chief Administrative Officer	New York, New York 10004

James M. Giallanza
Chief Financial Officer	SUB-TRANSFER AGENT
and Treasurer	PFPC Inc.
P.O. Box 9699
Peter M. Coffey	Providence, Rhode Island
Vice President and	02940-9699
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer and Chief
Compliance Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

Smith Barney Oregon Municipals Funds

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for general information of the shareholders of Smith Barney Oregon Municipals Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY OREGON MUNICIPALS FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

©2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD0820 12/04	04-7552

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002
Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Oregon Municipals Fund

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Smith Barney Oregon Municipals Fund

Date:	January 4, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of Smith Barney Oregon Municipals Fund

Date:	January 4, 2005

By:	/s/ James M. Giallanza Chief Financial Officer of Smith Barney Oregon Municipals Fund

Date:	January 4, 2005